Pension benefits - Change In Benefit Plan Obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligations at beginning of year	$ 60.5	$ 129.8
Interest cost	1.2	3.6	$ 3.5
Current service cost	2.2	7.3
Benefits paid	(2.0)	(3.0)
Change in unrecognized actuarial loss	(2.9)	(28.0)
Settlement	(23.8)	(54.4)
Foreign currency translations	2.6	5.2
Benefit obligations at end of year	$ 37.8	$ 60.5	$ 129.8